Schedule of Activity of Outstanding Stock Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Warrants outstanding beginning balance	8,172,842	8,195,967
Weighted average exercise price, outstanding beginning balance	$ 1.79	$ 1.78
Warrants granted
Weighted average exercise price, granted
Warrants exercised	(3,180,000)	(23,125)
Weighted average exercise price, exercised	$ (0.64)	$ 0.64
Warrants cancelled
Weighted average exercise price, cancelled
Warrants outstanding ending balance	4,992,842	8,172,842
Weighted average exercise price, outstanding ending balance	$ 2.52	$ 1.79
Warrants exercisable ending balance	4,992,842	8,172,842
Weighted average exercise price, exercisable ending balance	$ 2.52	$ 1.79